Securities - Summary of Non-Interest Revenue (Detail) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Interest Dividend And Fee Income [Abstract]
FVTPL securities		$ 25	$ 15	$ 32	$ 77
FVOCI securities - net realized gains	[1]	55	23	63	34
Impairment (loss) recovery		1	(3)	(1)	(1)
Securities gains, other than trading		$ 81	$ 35	$ 94	$ 110

[1]	Gains are net of (losses) on hedge contracts.